Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2022 $ / shares shares
Statement of financial position [abstract]
Par value per share | (per share)	₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Number of shares issued, net	4,136,387,925	4,136,387,925	4,193,012,929	4,193,012,929
Number of shares outstanding	4,136,387,925	4,136,387,925	4,193,012,929	4,193,012,929
Treasury shares	12,172,119	12,172,119	13,725,712	13,725,712